Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
TOTAL	$ 190,676	$ 234,360	$ 60,450
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Accrued employee bonuses and payroll		145,185	358,154
Accrued credit card expenses		413,592	259,144
Accrued interest		330,512	133,353
Other accrued expenses		187,543	89,775
TOTAL		$ 1,076,832	$ 840,426